Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust IV
Prospectus Date	rr_ProspectusDate	Jul. 01, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN MUNICIPAL BOND FUNDS

JPMorgan Trust IV

JPMorgan Ultra-Short Municipal Fund

(All Share Classes)

(Each, a “Fund” and collectively, the “Funds”)

Supplement dated November 19, 2018

to the Summary Prospectuses and Prospectuses dated July 1, 2018, as supplemented

Effective immediately, the “Investment Process” disclosure in the “Risk/Return Summary — What are the Fund’s main investment strategies?” section for each Fund is hereby deleted and replaced with the following, as applicable, to disclose how each Fund’s adviser integrates environmental, social and governance factors into each Fund’s investment process:

For the JPMorgan Ultra-Short Municipal Fund:

Investment Process: The adviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. The adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity and the legal and technical structure of the transaction. As part of its investment process, the adviser considers certain environmental, social and governance factors that it believes could have a material negative or positive impact on the risk profiles of certain securities in which the Fund may invest. These determinations may not be conclusive and securities that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities that may be positively impacted by such factors.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE.

JPMorgan Ultra-Short Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN MUNICIPAL BOND FUNDS

JPMorgan Trust IV

JPMorgan Ultra-Short Municipal Fund

(All Share Classes)

(Each, a “Fund” and collectively, the “Funds”)

Supplement dated November 19, 2018

to the Summary Prospectuses and Prospectuses dated July 1, 2018, as supplemented

Effective immediately, the “Investment Process” disclosure in the “Risk/Return Summary — What are the Fund’s main investment strategies?” section for each Fund is hereby deleted and replaced with the following, as applicable, to disclose how each Fund’s adviser integrates environmental, social and governance factors into each Fund’s investment process:

For the JPMorgan Ultra-Short Municipal Fund:

Investment Process: The adviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. The adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity and the legal and technical structure of the transaction. As part of its investment process, the adviser considers certain environmental, social and governance factors that it believes could have a material negative or positive impact on the risk profiles of certain securities in which the Fund may invest. These determinations may not be conclusive and securities that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities that may be positively impacted by such factors.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE.